Financial risk management - Schedule of effects of hedge accounting on the financial position and performance (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk management
Liabilities - hedging	€ (159)	€ (66)
Cash flow hedges
Risk management
Liabilities - hedging		(12)
Assets - hedging	29
Notional amount of hedging instruments	(1,594)	(1,043)
Notional amount of hedged items	(1,594)	(1,043)
Change in intrinsic value of hedging instruments since 1 January	120	(3)
Change in value of hedged items used to determine hedge effectiveness	(116)	6
Net investment hedges
Risk management
Liabilities - hedging	(2)	(5)
Notional amount of hedging instruments	(547)	(1,498)
Notional amount of hedged items	(547)	(1,498)
Change in intrinsic value of hedging instruments since 1 January	112	(39)
Change in value of hedged items used to determine hedge effectiveness	(112)	39
Fair value and cash flow hedges
Risk management
Liabilities - hedging	(180)	(88)
Notional amount of hedging instruments	(2,481)	(2,885)
Notional amount of hedged items	(2,481)	(2,885)
Change in intrinsic value of hedging instruments since 1 January	34	10
Change in value of hedged items used to determine hedge effectiveness	€ (31)	€ (13)